Related Party Balances and Transactions (Details)	1 Months Ended										12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 14, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jan. 22, 2024	May 31, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Due from related parties	$ 109,100										$ 102,256		$ 109,100
Contract liability	393,003										3,171,786		393,003
Repaid the loan											4,027,793		$ 3,307,636	$ 4,956,629
Lei Wang [Member]
Related Party Balances and Transactions [Line Items]
Total consideration											13,841	¥ 100,000
Outstanding receivable											11,903					¥ 86,500
Lei Wang [Member] | Pupu Sibo [Member]
Related Party Balances and Transactions [Line Items]
Total consideration | ¥												186,500
Shenzhen Jam Box [Member]
Related Party Balances and Transactions [Line Items]
Repaid the loan									$ 143,810	¥ 1,000,000
Loaned											98,273	710,000
Total receivable											389,559					¥ 2,831,000
Weiyi Lin [Member]
Related Party Balances and Transactions [Line Items]
Petty cash			$ 95,993		$ 95,993		$ 95,993											$ 95,993
Repaid the loan | ¥												96,300
Weiyi Lin [Member] | Weiyi Lin [Member]
Related Party Balances and Transactions [Line Items]
Repaid the loan											13,329
Wanquan Yi [Member]
Related Party Balances and Transactions [Line Items]
Total consideration											249,142	1,800,000
Mr. Huang [Member]
Related Party Balances and Transactions [Line Items]
Consideration amount
Mr. Jiaming Wu [Member]
Related Party Balances and Transactions [Line Items]
Consideration amount
Xiamen Pupu [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											2,670,310	19,292,452.83
Xiamen Hualiu Media [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											$ 18,598	¥ 127,139
Pupu Sibo [Member]
Related Party Balances and Transactions [Line Items]
Equity interests											40.00%					40.00%
Shenzhen Jam Box [Member]
Related Party Balances and Transactions [Line Items]
Equity interests											36.00%					36.00%	36.00%
Xiamen Pupu Investment [Member]
Related Party Balances and Transactions [Line Items]
Equity interests											60.00%					60.00%
Pop Investment [Member]
Related Party Balances and Transactions [Line Items]
Equity interests											40.00%					40.00%
Vice President and Director [Member] | Weiyi Lin [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction	$ 13,280	¥ 96,300	$ 13,280	¥ 96,300	$ 13,280	¥ 96,300	$ 13,280	¥ 96,300
Forecast [Member]
Related Party Balances and Transactions [Line Items]
Contract liability															$ 2,326,205
Forecast [Member] | Lei Wang [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties															11,903
Forecast [Member] | Wanqun Yi [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties															206,407
Forecast [Member] | Shenzhen Jam Box [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties															$ 193,334